American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2021

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.7%
California — 99.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,585,624
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/22, Prerefunded at 100% of Par(1)	2,000,000	2,056,186
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,383,329
Alameda Community Facilities District Special Tax, (District No. 13-1), 4.00%, 9/1/51	5,000,000	5,676,148
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,165,007
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,168,463
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,672,543
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,494,916
Bay Area Toll Authority Rev., VRN, 0.49%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,770,496
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,402,453
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,838,683
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,682,250
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,257,534
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,892,417
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,664,494
California Community Choice Financing Authority Rev., VRN, 0.49%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	17,560,490
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,739,091
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	5,226,161
California Community Housing Agency Rev., 5.00%, 8/1/49(2)	11,000,000	12,201,664
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	3,139,600
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	872,090
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	650,000	786,990
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	22,520,000	3,955,460
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(3)	2,000,000	400,882
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	565,001
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	560,020
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	350,000	390,476
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	2,064,597
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 8/15/51(4)	7,000,000	9,055,887
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	6,020,000	6,956,129
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 4.00%, 8/15/50	6,500,000	7,624,169
California Housing Finance Rev., 4.00%, 3/20/33	19,892,532	22,946,698
California Housing Finance Rev., 4.25%, 1/15/35	3,215,970	3,869,216
California Housing Finance Rev., 3.50%, 11/20/35	2,639,623	3,015,142
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	5,000,000	6,485,198
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	5,000,000	5,839,863
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,766,115
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,875,002
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,051,528
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,956,020
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,301,695
California Municipal Finance Authority Rev., (California Institute of the Arts), 4.00%, 10/1/51	1,150,000	1,339,223
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	371,819
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,747,171
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	8,070,933

California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	6,619,476
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/46 (BAM)	1,000,000	1,168,985
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,459,424
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	2,142,060
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	3,164,632
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	7,657,700
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,866,101
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,214,383
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,076,355
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,401,560
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,493,797
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	480,000	500,950
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,445,372
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	3,220,296
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,208,476
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,803,633
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,899,136
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,801,151
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,092,100
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,565,091
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,242,986
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,907,941
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	4,020,630
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	5,010,348
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	7,000,000	8,090,284
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,115,467
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,147,191
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	587,582
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	383,735
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	546,455
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	326,814
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,853,435
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,721,236
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	2,321,630
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,922,837
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	901,851
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,522,745
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	2,006,366
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	995,977
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,534,489
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,040,087
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,905,249
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,186,135
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,148,505
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,245,765
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,989,187
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	1,122,148
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,673,366
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,976,459
California Public Finance Authority Rev., 4.00%, 10/15/27	400,000	465,285
California Public Finance Authority Rev., 4.00%, 10/15/28	365,000	431,538
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	4,156,729
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	200,000	228,519

California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	4,080,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,615,950
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,365,781
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,777,038
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,260,000	1,446,340
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,235,000	1,413,869
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	3,800,000	3,800,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.03%, 12/1/21 (LOC: Barclays Bank plc)	8,300,000	8,300,000
California Public Finance Authority Rev., VRN, 4.00%, 10/15/51	685,000	828,635
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	110,583
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	130,000	151,325
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	65,000	75,662
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	58,202
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	50,000	58,202
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	95,000	110,583
California School Finance Authority Rev., 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(2)	110,000	128,044
California School Finance Authority Rev., 5.00%, 8/1/27(2)	890,000	1,020,779
California School Finance Authority Rev., 5.00%, 8/1/28(2)	1,155,000	1,324,223
California School Finance Authority Rev., 5.00%, 8/1/29(2)	730,000	834,461
California School Finance Authority Rev., 5.00%, 8/1/30(2)	350,000	399,181
California School Finance Authority Rev., 5.00%, 8/1/31(2)	450,000	512,292
California School Finance Authority Rev., 5.00%, 8/1/36(2)	1,075,000	1,218,406
California School Finance Authority Rev., 5.00%, 8/1/46(2)	1,190,000	1,334,005
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,546,998
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,578,347
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,128,620
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(2)	1,200,000	1,418,598
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,438,925
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(2)	4,165,000	4,897,347
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)(4)	1,020,000	1,035,510
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	2,093,027
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)(4)	1,085,000	1,246,506
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,593,681
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)(4)	1,730,000	1,946,558
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)(4)	2,220,000	2,478,017
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,115,000	2,223,780
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,636,872
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,632,055
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	5,027,015
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,167,112
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,260,000	1,438,537
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	486,310
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,338,406
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	2,218,439
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	894,061
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	872,676
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,346,944
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,874,460
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	4,258,436
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,175,449
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,690,320
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	250,000	263,348
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	547,693

California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,388,349
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(2)	1,000,000	1,223,896
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	763,702
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,842,075
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,414,305
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(2)	1,150,000	1,382,306
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	572,117
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	618,410
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,113,527
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,814,948
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	3,033,380
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	4,313,267
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	543,605
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	957,735
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,094,814
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	408,928
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,277,697
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,525,808
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,153,041
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,137,474
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,879,726
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,657,688
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,919,299
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,152,995
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,545,698
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,799,814
California State University Rev., 4.00%, 11/1/45	8,740,000	10,294,166
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,795,000	1,909,936
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,080,159
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	440,000	449,486
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,899,212
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,697,880
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	7,424,525
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 4.00%, 5/15/46 (BAM)	3,000,000	3,486,368
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	2,760,000	3,090,679
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	1,500,000	1,681,783
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	2,318,998
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,685,984
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/46	2,500,000	2,894,437
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/51	4,750,000	5,444,692
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(1)	1,000,000	1,132,237
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22, Prerefunded at 100% of Par (GA: American Baptist Homes Foundation)(1)	1,200,000	1,247,061
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,677,431
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,461,342
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,965,566
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,711,628
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,364,767

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,678,652
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,154,855
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,953,217
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	11,342,685
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,222,263
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	18,089,381
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	11,845,912
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/46	2,500,000	2,957,450
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,229,434
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	349,572
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	367,218
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	383,755
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,398,297
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,157,538
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,602,390
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	1,030,330
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,242,929
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	852,473
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,120,746
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,450,000	2,738,216
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,530,000	1,834,996
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,667,444
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,930,966
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,853,700
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,072,141
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,217,176
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,516,152
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,356,712
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	472,840
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	973,560
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	920,472
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,378,265
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,450,794
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,523,120
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,662,581
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	3,000,000	3,384,982
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,800,462
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,521,886
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,991,517
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,854,094
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	1,120,032
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	681,630
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,141,782
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	341,011
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	1,134,945
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	679,782

City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/46	1,000,000	1,127,389
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,630,195
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	1,250,000	1,404,611
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,809,095
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,781,875
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,185,101
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,711,489
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(2)	8,250,000	9,307,007
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(2)	4,700,000	4,875,463
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	5,607,184
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	13,547,222
CSCDA Community Improvement Authority Rev., (Cameo/Garrison Apartments), 2.80%, 3/1/47(2)	1,500,000	1,391,650
CSCDA Community Improvement Authority Rev., (Cameo/Garrison Apartments), 4.00%, 3/1/57(2)	3,235,000	3,280,576
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(2)	4,000,000	4,055,932
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	7,000,000	7,363,513
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 4.00%, 12/1/56(2)	5,000,000	5,061,744
CSCDA Community Improvement Authority Rev., (Waterscape Apartments), 4.00%, 9/1/46(2)	1,925,000	1,959,172
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,062,061
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,079,396
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,357,794
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	1,146,874
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	787,441
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,357,435
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,740,126
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,311,805
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	8,440,159
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,337,497
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,017,759
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,350,691
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,493,423
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,158,068
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	515,677
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	827,478
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,476,525
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,697,134
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/44(3)	3,100,000	1,786,356
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/45(3)	3,170,000	1,768,639
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/46(3)	2,765,000	1,491,183
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,191,947
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,426,723
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/46	1,285,000	1,422,413
Elk Grove Finance Authority Special Tax, (Elk Grove Community Facilities District No. 2005-1 Laguna Ridge), 4.00%, 9/1/51	1,780,000	1,965,516
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,115,406
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,914,080
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41(4)	1,145,000	1,315,136
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45(4)	2,000,000	2,274,518
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	606,187
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	780,000	962,829
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,913,028
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,033,273

Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,993,688
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,473,141
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,667,094
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	611,517
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	970,699
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,912,485
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,514,595
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,823,719
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,962,193
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	891,237
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,404,302
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,203,045
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,273,075
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,568,003
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,164,649
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	845,879
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	1,011,845
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/46	470,000	536,965
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/51	525,000	597,423
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	4,198,000	4,888,380
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,722,918
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(3)	6,000,000	3,617,221
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,822,718
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,867,127
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,354,740
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,224,793
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,138,145
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,757,948
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,876,264
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	1,500,000	1,606,522
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,669,276
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,152,280
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,188,471
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,154,902
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,216,917
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	4,300,000	4,393,270
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	16,882,717
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(3)	45,000,000	10,265,427
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	6,189,322
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	8,816,168
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	388,939
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,324,024
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,165,773
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,949,442
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,101,721
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,531,962
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	1,040,958
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	1,250,000	1,441,550
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,084,839
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,627,258
Inglewood Unified School District GO, 4.00%, 8/1/51 (AGM)	5,000,000	5,726,266
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,212,664
Irvine Special Assessment, VRDN, 0.03%, 12/1/21 (LOC: Sumitomo Mitsui Banking)	850,000	850,000
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,701,208

Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,897,914
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,908,312
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	666,727
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	848,561
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	506,155
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	600,351
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,108,200
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,849,744
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,404,722
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,145,185
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,430,781
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,077,315
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22, Prerefunded at 101% of Par(1)	1,100,000	1,134,855
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,822,781
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,143,179
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	577,662
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,161,567
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	649,267
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	970,849
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,341,736
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	880,502
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,353,048
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,828,933
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	541,819
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	605,289
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,553,251
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,787,439
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,708,863
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	170,000	171,611
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,720,566
Los Angeles County Metropolitan Transportation Authority Rev., 4.00%, 6/1/39	10,000,000	12,330,698
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	8,884,989
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 4.00%, 12/1/46	5,000,000	5,983,855
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,452,846
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	5,968,330
Los Angeles Department of Water Rev., 5.00%, 7/1/33	825,000	1,089,613
Los Angeles Department of Water Rev., 5.00%, 7/1/34	1,500,000	1,978,778
Los Angeles Department of Water Rev., 5.00%, 7/1/46	10,500,000	13,633,083
Los Angeles Department of Water Rev., VRDN, 0.01%, 12/1/21 (SBBPA: TD Bank N.A.)	1,800,000	1,800,000
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/45(4)	2,500,000	3,278,407
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	10,000,000	12,879,451
Los Angeles Department of Water & Power System Rev., VRDN, 0.02%, 12/1/21 (SBBPA: Barclays Bank plc)	3,300,000	3,300,000
Los Angeles Unified School District GO, 4.00%, 7/1/37	10,000,000	12,039,055
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,599,953
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,412,512
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	103,258
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	232,331
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	107,399
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	118,179

Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	277,986
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	200,592
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	298,023
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	157,893
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	134,501
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	116,333
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	115,854
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	115,974
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	391,480
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	287,853
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	457,757
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	286,098
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,144,409
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,619,282
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,709,715
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,320,543
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 12/1/21 (SBBPA: PNC Bank N.A.)	1,100,000	1,100,000
Metropolitan Water District of Southern California Rev., VRDN, 0.02%, 12/1/21 (SBBPA: TD Bank N.A.)	400,000	400,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	2,285,000	2,877,354
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,909,246
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,781,534
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	2,229,216
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	4,480,862
Mount San Antonio Community College District GO, Capital Appreciation, 0.00%, 8/1/46(3)	8,225,000	4,528,122
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	766,935
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	960,348
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,786,171
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,017,913
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,222,350
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,338,572
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(3)	1,325,000	956,142
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(3)	2,885,000	1,950,420
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,075,000	3,121,696
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/46 (BAM)	9,000,000	10,646,828
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	455,650
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,370,642
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,500,000	1,712,539
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,110,726
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	554,067
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,509,547
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,156,799
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,229,438
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,078,681
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	1,126,604
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,251,076
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,402,015
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,423,623
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	3,030,826
Orange County Community Facilities District Special Tax, 4.00%, 8/15/50	1,000,000	1,140,985
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,679,942
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	8,741,639
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,334,061
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	420,000	429,438
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	981,443
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,398,525

Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,623,698
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,386,014
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,524,111
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,491,128
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	9,892,992
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,606,906
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,879,261
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,288,919
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,208,356
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,584,737
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,843,448
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,259,305
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,039,672
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,125,783
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,119,343
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,405,982
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,491,299
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,282,821
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,340,466
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,104,901
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,394,339
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	806,465
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	475,899
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	249,712
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	613,304
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	221,547
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(3)	3,405,000	3,119,135
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,230,020
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,358,721
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,661,172
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,230,246
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,064,670
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,588,910
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,532,628
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,308,311
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,065,980
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	633,325
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,854,455
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(1)	500,000	540,321
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,923,107
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(3)	2,000,000	1,263,930
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(3)	3,320,000	2,035,425
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(3)	5,000,000	2,970,775
Riverside Sewer Rev., 5.00%, 8/1/31	5,000,000	5,768,068
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	397,041
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	467,084
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	982,211
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,756,627
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,023,555
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,264,218
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,251,886
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,472,093

Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,790,859
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,432,038
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,705,664
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,500,477
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,951,630
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,425,622
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	7,575,987
Roseville Special Tax, 5.00%, 9/1/49	850,000	981,496
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,514,852
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	294,952
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,154,702
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	503,600
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	1,116,155
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	516,333
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	576,895
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	723,793
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	804,839
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,453,985
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	802,398
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,622,527
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	553,960
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,466,783
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	725,500
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,406,251
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,235,546
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,798,045
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,304,242
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,007,412
Sacramento Special Tax, 5.00%, 9/1/32(2)	300,000	336,291
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,181,220
Sacramento Special Tax, 5.00%, 9/1/44	500,000	571,240
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,569,908
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,107,091
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,137,691
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,312,983
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,354,270
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,688,156
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,193,198
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,397,926
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,614,726
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	791,203
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,763,882
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,678,387
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,525,987
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,316,277
Sacramento County Special Tax, 5.00%, 9/1/46	3,375,000	3,859,818
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,286,579
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	757,479
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,077,275
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,488,246

San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,370,138
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(1)	11,100,000	11,100,000
San Clemente Special Tax, 5.00%, 9/1/46	7,530,000	8,408,877
San Diego Special Tax, 5.00%, 9/1/37	965,000	1,112,355
San Diego Association of Governments Rev., 5.00%, 11/15/24	4,000,000	4,363,279
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	975,723
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	614,812
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	844,735
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,355,386
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,346,242
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	500,000	537,411
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	4,737,719
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,482,751
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,790,433
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,179,149
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/51(4)	4,000,000	5,122,787
San Diego County Regional Transportation Commission Rev., 3.00%, 10/1/22	4,500,000	4,606,929
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,592,196
San Diego County Water Authority Rev., 5.00%, 5/1/30	930,000	1,236,602
San Diego County Water Authority Rev., 5.00%, 5/1/31	1,050,000	1,428,585
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	807,554
San Diego Unified School District GO, 4.00%, 7/1/51	4,720,000	5,628,630
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(3)	5,500,000	1,602,791
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	869,493
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,264,338
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,358,671
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	521,522
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,481,951
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	387,399
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,687,914
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(3)	3,090,000	3,016,449
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(3)	165,000	148,332
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(3)	16,000,000	13,627,069
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(3)	290,000	240,701
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(3)	1,335,000	993,676
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	627,988
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	796,563
San Mateo Special Tax, 6.00%, 9/1/42	500,000	515,192
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,314,086
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,282,937
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,355,223
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,677,177
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,445,000	1,545,606
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,400,864
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,404,635
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(3)	32,000,000	14,328,400
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(3)	11,465,000	3,849,448
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,524,080
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,089,198
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(3)	1,800,000	1,687,437
State of California GO, 5.00%, 8/1/26	3,000,000	3,603,205
State of California GO, 5.00%, 3/1/27	2,000,000	2,290,238
State of California GO, 5.00%, 12/1/28	3,750,000	4,776,446

State of California GO, 5.00%, 9/1/41	2,680,000	3,565,442
State of California GO, 5.00%, 11/1/47	8,375,000	10,259,179
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,242,013
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,666,458
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,247,581
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,047,890
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,457,060
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,842,675
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,396,648
Stockton Unified School District GO, 4.00%, 8/1/45 (AGM)	5,000,000	5,918,623
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,575,673
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,029,373
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,528,719
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,720,620
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	5,298,992
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,139,277
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	1,178,273
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	1,050,729
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,379,477
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,841,784
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	2,000,000	2,278,285
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(3)	5,000,000	1,231,617
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	11,735,000	14,237,390
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(3)	25,000,000	4,525,432
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,806,002
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,611,291
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,851,146
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,124,747
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	4,037,511
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	2,032,885
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,507,268
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,190,000	5,231,361
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,384,372
University of California Rev., 5.00%, 5/15/33	1,250,000	1,640,843
University of California Rev., 5.00%, 5/15/34	6,000,000	7,856,100
University of California Rev., 4.00%, 5/15/50	7,090,000	8,307,955
University of California Rev., VRDN, 0.02%, 12/1/21	1,300,000	1,300,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,350,757
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,963,286
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,942,048
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	555,796
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	575,094
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	652,054
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	459,028
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,079,604
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	730,605

Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	805,492
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,621,452
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,080,975
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	866,574
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,784,123
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	808,358
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	348,245
West County Facilities Financing Authority Rev., (West County Wastewater District), 4.00%, 6/1/51	7,000,000	8,310,007
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	3,900,000	3,978,257
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,842,041
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,538,995
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,664,103
Woodland Special Tax, 4.00%, 9/1/41	2,560,000	2,793,423
Woodland Special Tax, 4.00%, 9/1/45	2,565,000	2,781,760
		1,807,097,882
Guam — 1.0%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	877,463
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,240,000
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,815,724
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,606,640
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,381,284
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	2,145,020
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,754,678
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/35	1,000,000	1,269,932
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,252,649
		18,343,390
Puerto Rico — 0.3%
Puerto Rico GO, 8.00%, 7/1/35(5)(6)	5,000,000	4,387,500
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,711,384,213)		1,829,828,772
OTHER ASSETS AND LIABILITIES — (0.7)%		(11,945,901)
TOTAL NET ASSETS — 100.0%		$1,817,882,871

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $330,172,966, which represented 18.2% of total net assets. Of these securities, 0.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is in default.
(6)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.